SONGS NDT 2 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 660		$ 675
Gross unrealized gains		423		466
Gross unrealized losses		(20)		(10)
Estimated fair value		1,063		1,131
Proceeds from sales	[1]	577		601	$ 685
Gross realized gains		29		11	26
Gross realized losses		(15)		(11)	(18)
San Diego Gas and Electric Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		660		675
Gross unrealized gains		423		466
Gross unrealized losses		(20)		(10)
Estimated fair value		1,063		1,131
Proceeds from sales	[1]	577		601	685
Gross realized gains		29		11	26
Gross realized losses		(15)		(11)	$ (18)
Total Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost		431		430
Gross unrealized gains		11		21
Gross unrealized losses		(13)		(6)
Estimated fair value		429		445
Total Debt Securities | San Diego Gas and Electric Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		431		430
Gross unrealized gains		11		21
Gross unrealized losses		(13)		(6)
Estimated fair value		429		445
Debt Securities Issued By The U.S. Treasury And Other U.S. Government Corporations And Agencies
Schedule of Available-for-sale Securities [Line Items]
Cost		89	[2]	103
Gross unrealized gains		2	[2]	6
Gross unrealized losses		0	[2]	0
Estimated fair value		91	[2]	109
Debt Securities Issued By The U.S. Treasury And Other U.S. Government Corporations And Agencies | San Diego Gas and Electric Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		89	[2]	103
Gross unrealized gains		2	[2]	6
Gross unrealized losses		0	[2]	0
Estimated fair value		91	[2]	109
Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost		148	[3]	121
Gross unrealized gains		8	[3]	8
Gross unrealized losses		0	[3]	0
Estimated fair value		156	[3]	129
Municipal Bonds | San Diego Gas and Electric Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		148	[3]	121
Gross unrealized gains		8	[3]	8
Gross unrealized losses		0	[3]	0
Estimated fair value		156		129
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost		194	[3]	206
Gross unrealized gains		1	[3]	7
Gross unrealized losses		(13)	[3]	(6)
Estimated fair value		182	[3]	207
Other Debt Securities | San Diego Gas and Electric Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		194	[3]	206
Gross unrealized gains		1	[3]	7
Gross unrealized losses		(13)	[3]	(6)
Estimated fair value		182	[3]	207
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost		214		215
Gross unrealized gains		412		444
Gross unrealized losses		(7)		(4)
Estimated fair value		619		655
Equity Securities | San Diego Gas and Electric Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		214		215
Gross unrealized gains		412		444
Gross unrealized losses		(7)		(4)
Estimated fair value		619		655
Cash And Cash Equivalents
Schedule of Available-for-sale Securities [Line Items]
Cost		15		30
Gross unrealized gains		0		1
Gross unrealized losses		0		0
Estimated fair value		15		31
Cash And Cash Equivalents | San Diego Gas and Electric Company [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		15		30
Gross unrealized gains		0		1
Gross unrealized losses		0		0
Estimated fair value		$ 15		$ 31

[1]	Excludes securities that are held to maturity.
[2]	Maturity dates are 2016-2065.
[3]	Maturity dates are 2016-2115.